Taxes	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Taxes

Note 10 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the period from August 17, 2020 (inception) through December 31, 2020.

The income tax provision (benefit) consists of the following:

December 31, 2020
Current
Federal	$(2,407)
State	—
Deferred
Federal	(144,482)
State	—
Change in valuation allowance	146,888
Income tax provision	$—

The Company’s net deferred tax assets are as follows:

December 31,
Deferred tax assets:	2020
Start-up/Organization costs	$144,482
Net operating loss carryforwards	2,407
Total deferred tax assets	146,888
Valuation allowance	(146,888)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2020, the valuation allowance was approximately $147,000.

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the period from August 17, 2020 (inception) through December 31, 2020:

Statutory Federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(19.0)%
Transaction costs – derivative warrant liabilities	(1.1)%
Change in Valuation Allowance	(0.8)%
Income Taxes Benefit	0.0%

Sunlight
Taxes

Note 8. Taxes

At June 30, 2021 and December 31, 2020, Sunlight did not have any material deferred tax assets or liabilities arising from future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in accordance with GAAP and their respective tax bases.

Sunlight recognizes tax benefits for uncertain tax positions only if it is more likely than not that the position is sustainable based on its technical merits. Interest and penalties on uncertain tax positions are included as a component of the provision for income taxes in Sunlight's Condensed Consolidated Statements of Operations. At June 30, 2021 and December 31, 2020, Sunlight did not have any material uncertain tax positions. Any uncertain tax position taken by any of Sunlight’s members is not an uncertain tax position of Sunlight.